Cover	May 10, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity File Number	001-38990
Entity Registrant Name	Advantage Solutions Inc.
Entity Central Index Key	0001776661
Entity Tax Identification Number	83-4629508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15310 Barranca Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	797-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, $0.0001 par value per share
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ADV
Security Exchange Name	NASDAQ
Warrants to purchase Class A common stock
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	ADVWW
Security Exchange Name	NASDAQ